                               SUPPLEMENT TO THE
                           DODGE & COX BALANCED FUND
                           APRIL 29, 1997 PROSPECTUS

As of the close of business on February 13, 1998 (the "Effective Date"), Boston Financial Data Services Inc. will become the Fund's transfer agent and State Street Bank and Trust Company will become the Fund's custodian. On the Effective Date, the following information will replace the corresponding information found in the prospectus (PLEASE NOTE: the Fund's phone number,
                                     -----------
1-800-621-3979, will not change):

All references to "FIRSTAR TRUST COMPANY" will read as "BOSTON FINANCIAL DATA SERVICES INC." or "BFDS", as appropriate.

The "BY MAIL" section of "HOW TO PURCHASE SHARES" on page 7 will read as follows:

REGULAR MAIL                MAILGRAM, EXPRESS, CERTIFIED OR REGISTERED MAIL
Dodge & Cox Balanced Fund   Dodge & Cox Balanced Fund
c/o BFDS                    c/o BFDS
P.O. Box 9051               66 Brooks Drive, Suite 1
Boston, MA 02205-9051       Braintree, MA 02184

The "BY WIRE" section of "HOW TO PURCHASE SHARES" beginning on page 7 will read as follows:

                State Street Bank and Trust Company, Boston, MA 02101
                ABA #0110 0002 8
                Deposit DDA #9905-351-4
                FFC Dodge & Cox Balanced Fund
                Account # 146/[shareholder account number], [name of account]

The "BY MAIL" section of "HOW TO REDEEM SHARES" on page 8 will read as follows:

REGULAR MAIL                MAILGRAM, EXPRESS, CERTIFIED OR REGISTERED MAIL
Dodge & Cox Balanced Fund   Dodge & Cox Balanced Fund
c/o BFDS                    c/o BFDS
P.O. Box 9051               66 Brooks Drive, Suite 1
Boston, MA 02205-9051       Braintree, MA 02184

The "CUSTODIAN AND TRANSFER AGENT" section on page 13 will read as follows:

                State Street Bank and Trust Company, P.O. Box 9051, Boston, Massachusetts 02205-9051, (1-800-621-3979), acts as custodian of all cash and securities of the Fund and receives and disburses cash and securities for the account of the Fund. BFDS acts as transfer and dividend disbursing agent for the Fund.

The addresses listed on the BACK COVER will read as follows:

        TRANSFER AGENT                        CUSTODIAN                              DODGE & COX BALANCED FUND
        Boston Financial Data Services Inc.   State Street Bank and Trust Company    c/o BFDS
        P.O. Box 9051                         P.O. Box 9051                          P.O. Box 9051
        Boston, Massachusetts 02205-9051      Boston, Massachusetts 02205-9051       Boston, Massachusetts 02205-9051
        Telephone (800) 621-3979              Telephone (800) 621-3979               Telephone (800) 621-3979

                       Supplement dated January 30, 1998

                               SUPPLEMENT TO THE
                           DODGE & COX BALANCED FUND
                            DODGE & COX INCOME FUND
                             DODGE & COX STOCK FUND
               APRIL 29, 1997 STATEMENT OF ADDITIONAL INFORMATION

As of the close of business on February 13, 1998 (the "Effective Date"), Boston Financial Data Services Inc. will become the Funds' transfer agent and State Street Bank and Trust Company will become the Funds' custodian. On the Effective Date, the following information will replace the corresponding information found in the statement of additional information (PLEASE NOTE: the
                                                              -----------
Funds' phone number, 1-800-621-3979, will not change):

All references to "FIRSTAR TRUST COMPANY" will read as "BOSTON FINANCIAL DATA SERVICES INC." or "BFDS", as appropriate.

The address for the Dodge & Cox Funds on the cover will read as follows:

Dodge & Cox Balanced Fund
c/o BFDS
P.O. Box 9051
Boston, Massachusetts 02205-9051

Dodge & Cox Income Fund
c/o BFDS
P.O. Box 9051
Boston, Massachusetts 02205-9051

Dodge & Cox Stock Fund
c/o BFDS
P.O. Box 9051
Boston, Massachusetts 02205-9051



                                               SUPPLEMENT DATED JANUARY 30, 1998